Capital Management Policies and Procedures (Tables)	12 Months Ended
Jun. 30, 2021
Corporate Information And Statement Of IFRS Compliance [Abstract]
Disclosure of capital management	The Group manages its capital structure and makes adjustments in the light of changes in economic conditions and the risk characteristics of the underlying assets.

	2021 £’000	2020 £’000
Equity	£300,669	£236,327
Loans and borrowings	—	—
Less: Cash and cash equivalents	(69,884)	(101,327)
Total Capital	£230,785	£135,000